Capital Management - Summary of Capitalization and Ratio (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Capitalisation [Abstract]
Long-term debt	$ 914,830	$ 1,085,970
Shareholders' equity	1,575,662	1,230,529
Total capitalization	$ 2,490,492	$ 2,316,499
Long-term debt to long-term debt plus equity ratio	0.37%	0.47%